UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Address of principal executive offices)          (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 – June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: MUNDOVAL FUND
Custodian Name: U.S. BANK

MOODY'S CORPORATION

Ticker:	MCO	Meeting Date:	4/20/2010
CUSIP	615369105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. APPROVAL OF AMENDED AND RESTATED 2001 MOODY'S CORP. KEY EMPLOYEES				FOR	FOR	WITH	ISSUER
STOCK INCENTIVE PLAN

3. APPROVAL OF 2004 MOODY'S CORP. COVERED EMPLOYEE CASH INCENTIVE PLAN,				FOR	FOR	WITH	ISSUER
AS AMENDED

4. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED AUDITORS				FOR	FOR	WITH	ISSUER

5. PROPOSAL TO ADOPT A POLICY THAT THE CHAIRMAN OF THE COMPANY'S BOARD				AGAINST	AGAINST	WITH	SHAREHOLDER
OF DIRECTORS BE AN INDEPENDENT DIRECTOR

THE DOW CHEMICAL COMPANY

Ticker:	DOW	Meeting Date:	5/13/2010
CUSIP	260543103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1L DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF THE INDEPENDENT REGISTERED ACCOUNTNG				FOR	FOR	WITH	ISSUER
FIRM

3. AMENDMENT OF THE RESTATED CERTIFICATE OF INCORPORATION REGARDING				FOR	FOR	WITH	ISSUER
SPECIAL STOCKHOLDER MEETINGS

4. PROPOSAL ON ENVIRONMENTAL REMEDIATION IN THE MIDLAND AREA				AGAINST	AGAINST	WITH	SHAREHOLDER

5. PROPOSAL ON EXECCUTIVE STOCK RETENTION				AGAINST	AGAINST	WITH	SHAREHOLDER

6. PROPOSAL ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

THE TRAVELERS COMPANIES, INC.

Ticker:	TRV	Meeting Date:	5/4/2010
CUSIP	89417E109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1L. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF AUDITORS				FOR	FOR	WITH	ISSUER

CISCO SYSTEMS, INC.

Ticker:	CSCO	Meeting Date:	11/12/2009
CUSIP	17275R102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1M DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. APPROVE AMENDED AND RESTATED 2005 STOCK INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

3. APPROVE AMENDMENT AND RESTATEMENT TO EMPLOYEE STOCK PURCHASE PLAN				FOR	FOR	WITH	ISSUER

4. RATIFY APPOINTMENT OF THE INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

5. AMEND CISCO'S BYLAWS TO ESTABLISH A BOARD COMMITTEE ON HUMAN RIGHTS				AGAINST	AGAINST	WITH	SHAREHOLDER

6. REQUEST FOR THE BOARD TO SUBMIT A POLICY THAT SHAREHOLDERS BE PROVIDED				AGAINST	AGAINST	WITH	SHAREHOLDER
THE OPPORTUNITY AT EACH ANNUAL MEETING TO VOTE ON AN ADVISORY RESOLUTION
TO RATIFY THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS

7. REQUEST FOR THE BOARD TO PUBLISH A REPORT WITHIN SIX MONTHS ON HUMAN				AGAINST	AGAINST	WITH	SHAREHOLDER
RIGHTS INITITATIVES

DELL INC.

Ticker:	DELL	Meeting Date:	7/16/2010
CUSIP	24702R101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1H DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF THE INDEPENDENT REGISTERED ACCOUNTNG				FOR	FOR	WITH	ISSUER
FIRM

3. AMENDMENT OF THE RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE				FOR	FOR	WITH	ISSUER
SUPERMAJORITY VOTE PROVISIONS

4. REIMBURSEMENT OF PROXY EXPENSES				AGAINST	AGAINST	WITH	SHAREHOLDER

5. ADVISORY VOTE ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

ING GROEP N.V.

Ticker:	ING	Meeting Date:	4/27/2010
CUSIP	456837103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
2C. ANNUAL ACCOUNTS FOR 2008				FOR	FOR	WITH	ISSUER

4B. REMUNERATION POLICY				FOR	FOR	WITH	ISSUER

5C. ING'S IMPLEMENTATION OF THE REVISED DUTCH CORPORATE GOVERNANCE CODE				FOR	FOR	WITH	ISSUER

7A. DISCHARGE OF THE MEMBERS OF THE EXECUTIVE BOARD				FOR	FOR	WITH	ISSUER

7B. DISCHARGE OF THE MEMBERS OF THE SUPERVISORY BOARD				FOR	FOR	WITH	ISSUER

8. COMPOSITION OF THE SUPERVISORY BOARD				FOR	FOR	WITH	ISSUER

9A. AUTH TO ISSUE ORDINARY SHARES WITH OR WITHOUT PRE-EMPTIVE RIGHTS				FOR	FOR	WITH	ISSUER

9B. AUTH TO ISSUE ORDINARY SHARES WITH OR WITHOUT PRE-EMPTIVE RIGHTS IN				FOR	FOR	WITH	ISSUER
CONNECTION WITH A TAKEOVER OF A BUSINESS

10A. AUTH TO ACQUIRE ORDINARY SHARES OR DEPOSITORY RECEIPTS				FOR	FOR	WITH	ISSUER

10B. AUTH TO ACQUIRE ORDINARY SHARES OR DEPOSITORY RECEIPTS FOR ORDINARY				FOR	FOR	WITH	ISSUER
SHARES CAPITAL IN CONNECTION WITH A RESTRUCTURING

UNILEVER PLC

Ticker:	UL	Meeting Date:	5/12/2010
CUSIP	904767704

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE THE REPORT AND ACCOUNTS FOR THE YEAR ENDED DEC. 31, 2009				FOR	FOR	WITH	ISSUER

2. TO APPROVE DIRECTORS REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

3.-14. RE-ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

15. REAPPOINT PRICE WAERHOUSE COOPERS AND AUDITORS				FOR	FOR	WITH	ISSUER

16. AUTH THE DIRECTORS TO FIX THE REMUNERATION OF AUDITORS				FOR	FOR	WITH	ISSUER

17. RENEW AUTH OR DIRECTORS TO ISSUE SHARES				FOR	FOR	WITH	ISSUER

18. TO RENEW THE AUTH TO DIRECTORS TO DISAPPLY PRE-EMPTION RIGHTS				WITHHELD	WITHHELD	WITHHELD	ISSUER

19. TO RENEW THE AUTH TO THE COMPANY TO PURCHASE IT S OWN SHARES				FOR	FOR	WITH	ISSUER

20. TO AUTH POLITICAL DONATIONS AND EXPENDITURE				WITHHELD	WITHHELD	WITHHELD	ISSUER

21. TO SHORTEN NOTICE PERIOD FOR GENERAL MEETINGS				FOR	AGAINST	AGAINST	ISSUER

22. TO APPROVE MANAGEMENT CO-INVESTMENT PLAN				WITHHELD	WITHHELD	WITHHELD	ISSUER

23. TO ADOPT NEW ARTICLES OF ASSOCIATION OF THE COMPANY				FOR	FOR	WITH	ISSUER

ING GROEP N.V.

Ticker:	ING	Meeting Date:	11/25/2010
CUSIP	456837103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
2B. APPROVAL OF A RESOLUTION OF THE EXECUTIVE BOARD REGARDING AN				FOR	FOR	WITH	ISSUER
IMPORTANT CHANGE OF THE IDENTITY OR THE CHARACTER OF THE COMPANY OR THE
ENTERPRISE

3. AUTH TO ISSUE ORDINARY SHARES AND TO EXCLUDE THE PRE-EMPTIVE RIGHTS				FOR	ABSTAIN	ABSTAIN	ABSTAIN

BOSTON SCIENTIFIC

Ticker:	BSX	Meeting Date:	5/11/2010
CUSIP	101137107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1L. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION FO AUDITORS				FOR	FOR	WITH	ISSUER

3. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE				FOR	FOR	WITH	ISSUER
MEETING OR ANY ADJOURNAMENT OR POSTPONEMENT THEREOF

ITT CORPORATION

Ticker:	ITT	Meeting Date:	10/14/2010
CUSIP	450911102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1-01-10. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITOR- DELOITTE & TOUCHE				FOR	FOR	WITH	ISSUER

3. PROPOSAL REQUESTING THE COMPANY PROIDE A COMPREHENSIVE REPORT OF THE				AGAINST	AGAINST	WITH	SHAREHOLDER
MILITARY SALES TO FOREIGN GOVERNMENTS

4. AMENDING THE COMPANY'S BY-LAWS TO ALLOW SHAREOWNERS TO CALL SPECIAL				AGAINST	AGAINST	WITH	SHAREHOLDER
MEETINGS

ASTRAZENECA PLC

Ticker:	AZN	Meeting Date:	4/29/2010
CUSIP	046353108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE COMPANY'S REPORTS AND ACCOUNTS OF THE DIRECTORS AND				FOR	FOR	WITH	ISSUER
AUDITOR FOR THE YEAR ENDED 12/31/2009

2. CONFIRM DIVIDENDS				FOR	FOR	WITH	ISSUER

3. RE-APPOINT KPMG LLP AS INDEP. AUDITOR				FOR	FOR	WITH	ISSUER

4. AUTH. DIRECTORS TO AGREE REMUNERATION OF AUDITORS				FOR	FOR	WITH	ISSUER

5A-5J. RE-ELECT DIRECTORS				FOR	FOR	WITH	ISSUER

6. APPROVE DIR. REMUNERATION REPORT FOR YEAR ENDED 12/31/2009				FOR	FOR	WITH	ISSUER

7. AUTH LIMITED POLITICAL DONATIONS				FOR	AGAINST	AGAINST	ISSUER

8. AUTH. DIR. TO ALLOT UNISSUED SHARES				FOR	FOR	WITH	ISSUER

9. AUTH DIR. TO DISAPPLY PRE-EMPTION RIGHTS				FOR	AGAINST	AGAINST	ISSUER

10. AUTH. THE COMPANY TO PURCHASE ITS OWN SHARES				FOR	FOR	WITH	ISSUER

11. TO REDUCE NOTICE PERIOD FOR GENERAL MEETINGS				FOR	AGAINST	AGAINST	ISSUER

12. TO ADOPT NEW ARTICLES OF ASSOCIATION				FOR	FOR	WITH	ISSUER

13.TO APPROVE THE ASTRAZENECA INVESTMENT PLAN				FOR	FOR	WITH	ISSUER

GLAXOSMITHKLINE PLC

Ticker:	GSK	Meeting Date:	5/6/2010
CUSIP	37733W105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO RECEIVE AND ADOPT THE DIR. REPORT AND THE FINANCIAL STATEMENTS				FOR	FOR	WITH	ISSUER

2. TO APPROVE REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

3.-7. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

8. RE-APPOINTMENT OF AUDITORS				FOR	FOR	WITH	ISSUER

9. REMUNERATION OF AUDITORS				FOR	FOR	WITH	ISSUER

10. AUTH COMPANY & SUBSDIARIES TO MAKE POLITICAL DONATIONS				FOR	AGAINST	AGAINST	ISSUER

11. AUTH TO ALLOT SHARES				FOR	AGAINST	AGAINST	ISSUER

12.. DISAPPLICATION OF PRE-EMPTION RIGHTS*				FOR	AGAINST	AGAINST	ISSUER

13. AUTH FOR THE COMPANY TO PURCHASE ITS OWN SHARES				FOR	FOR	WITH	ISSUER

14. EXEMPTION FORM STATEMENT OF SENIOR STATUTORY AUDITORS NAME				FOR	AGAINST	AGAINST	ISSUER

15. REDUCED NOTICE OF A GENERAL MEETING				FOR	AGAINST	AGAINST	ISSUER

16. ADOPT NEW ARTICLES OF INCORPORATION				FOR	FOR	WITH	ISSUER

JOHNSON & JOHNSON

Ticker:	JNJ	Meeting Date:	4/22/2010
CUSIP	478160104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a-1j. DIRECTOR ELECTION				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS AS AUDITOR				FOR	FOR	WITH	ISSUER

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

4. SPECIAL SHAREHOLDER MEETINGS				AGAINST	AGAINST	WITH	SHAREHOLDER

NOVARTIS AG

Ticker:	NVS	Meeting Date:	2/26/2010
CUSIP	66987V109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF ANNUAL REPORT, REMUNERATION REPORT, AND FINANCIAL				FOR	FOR	WITH	ISSUER
STATEMENTS

2. DISCHARGE FORM THE LIABILITY OF THE MEMBERS OF THE BOARD OF DIRECTORS				FOR	FOR	WITH	ISSUER
AND EXECUTIVE COMMITTEE

3. APPROPRIATION OF AVAILABLE EARNINGS OF NOVARTIS AS AS PER BALANCE				FOR	FOR	WITH	ISSUER
SHEET AND DECLARATION OF DIVIDEND

4A. AMENDMENTS TO THE ARTICLES OF INCORPORATION- IMPLEMENTATION OF THE				FOR	FOR	WITH	ISSUER
BOOK ENTRY SECURITIES ACT

4B. AMENDMENTS TO THE ARTICLES OF INCORPORATION- INTRODUCITON OF A				FOR	FOR	WITH	ISSUER
CONSULTATIVE VOTE ON THE COMPENSATION SYSTEM

5A-5C. RE-ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

6. APPOINTMENT OF AUDITOR				FOR	FOR	WITH	ISSUER

7. ADDITIONAL OR COUNTER PROPOSALS PRESENTED AT THE MEETING				FOR	FOR	WITH	ISSUER

HSBC HOLDINGS PLC

Ticker:	HBC	Meeting Date:	5/28/2010
CUSIP	404280406

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RECEIVE REPORT AND ACCOUNTS FOR 2008				FOR	FOR	WITH	ISSUER

2. APPROVE DIRECTORS REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

3A-3H. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

4. REAPPOINT AUDITOR				FOR	FOR	WITH	ISSUER

5. AUTH. DIRECTORS TO ALLOT SHARES				FOR	ABSTAIN	N/A	ISSUER

6. TO DISAPPLY PRE-EMPTION RIGHTS				FOR	ABSTAIN	N/A	ISSUER

7. ALTER ARTICLES OF ASSOCIATION				FOR	ABSTAIN	N/A	ISSUER

8. APPROVE EXTENSION OF THE TERM OF THE SHARE INCENTIVE PLAN AND ESTABLISH-				FOR	ABSTAIN	N/A	ISSUER
MENT OF NEW SHARE OWNERSHIP PLANS

9. APPROVE GENERAL MEETINGS				FOR	AGAINST	AGAINST	ISSUER

ILLINOIS TOOL WORKS INC.

Ticker:	ITW	Meeting Date:	5/7/2010
CUSIP	452308109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A-1I. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT				FOR	FOR	WITH	ISSUER
PUBLIC ACCOUNTANTS FOR 2009

3. STOCKHOLDER PROPOSAL REQUESTING REPORTS ON POLITICAL CONTRIBUTIONS				AGAINST	AGAINST	WITH	SHAREHOLDER
AND EXPENDITURES

3M COMPANY

Ticker:	MMM	Meeting Date:	5/11/2010
CUSIP	88579Y101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1J. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS 3M'S				FOR	FOR	WITH	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

3. TO APPROVE THE AMENDED 2008 LONG TERM INCENTIVE PLAN AND TO APPROVE				FOR	FOR	WITH	STOCKHOLDER
THE EXPANDED PERFORMANCE CRITERIA

4. SPECIAL MEETINGS				AGAINST	AGAINST	WITH	STOCKHOLDER

EBAY INC.

Ticker:	EBAY	Meeting Date:	4/29/2010
CUSIP	278642103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1C. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. APPROVE AMENDMENTS TO CERTAIN EXISTING EQUITY INCENTIVE PLANS				FOR	FOR	WITH	ISSUER

3. APPROVE AMENDMENT AND RESTATEMENT OF 2008 EQUITY INCENTIVE AWARD PLAN				FOR	AGAINST	AGAINST	ISSUER
TO INCREASE AGGREGATE NUMBER OF SHARES AUTHORIZED FOR ISSUANCE

4. RATIFY ELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

DIAGEO PLC

Ticker:	DEO	Meeting Date:	10/14/2009
CUSIP	25243Q205

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RECEIVE REPORT AND ACCOUNTS FOR 2009				FOR	FOR	WITH	ISSUER

2. APPROVE DIRECTORS REMUNERATION REPORT				FOR	FOR	WITH	ISSUER

3. DECLARATION OF DIVIDEND				FOR	FOR	WITH	ISSUER

4.-8.ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

9. RE-APPOINTMENT OF AUDITORS				FOR	FOR	WITH	ISSUER

10. REMUNERATION OF AUDITORS				FOR	FOR	WITH	ISSUER

11. AUTH TO ALLOT SHARES				FOR	FOR	WITH	ISSUER

12. DISAPPLICATION OF PRE-EMPTION RIGHTS				FOR	FOR	WITH	ISSUER

13. AUTH TO PURCHASE OWN ORDINARY SHARES				FOR	FOR	WITH	ISSUER

14. AUTH TO MAKE POLITICAL DONATIONS				FOR	WITHHELD	N/A	ISSUER

15. ADOPTION OF DIAGEO 2009 DISCRETIONARY INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

16. ADOPTION OF DIAGEO 2009 EXECUTIVE LONG TERM INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

17. ADOPTION OF SHAREMATCH PLAN				FOR	FOR	WITH	ISSUER

18. AUTH TO ESTABLISH INERNATIONAL SHARE PLANS				FOR	FOR	WITH	ISSUER

19. ADOPTION OF IRISH SHAREPLAN				FOR	FOR	WITH	ISSUER

20. AMENDMENTS OF THE RULES OF DIAGEO EXECUTIVE SHARE PLAN				FOR	FOR	WITH	ISSUER

21. AMENDMENTS TO THE RULES OF DIAGEO 2008 SENIOR EXECTIVE SHARE OPTION				FOR	FOR	WITH	ISSUER
PLAN

22. AMENDMENTS TO THE RULES OF DIAGEO 2008 SENIOR EXECUTIVE SHARE OPTION				FOR	FOR	WITH	ISSUER
PLAN

23. REDUCED NOTICE OF A GENERAL MEETING OTHER THAN USUAL GENERAL MEETING				FOR	AGAINST	AGAINST	ISSUER

24. ADOPTION OF ARTICLES OF ASSOCIATION				FOR	FOR	WITH	ISSUER

BANK OF AMERICA CORP.

Ticker:	BAC	Meeting Date:	4/28/2010
CUSIP	060505104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1M. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF INDEPENDENT ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

3. PROPOSAL TO ADOPT AN AMENDMENT TO CERT OF INCORPORATION				FOR	FOR	WITH	ISSUER

4. ADVISORY NON-BINDING VOTE APPROVING EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

5. PROPOSAL TO APPROVE AN AMENDMENT TO THE 2003 KEY ASSOCIATE STOCK				FOR	FOR	WITH	ISSUER
PLAN

6. DISCLOSURE OF GOVERNMENT EMPLOYMENT				AGAINST	AGAINST	WITH	STOCKHOLDER

7. NON-DEDUCTIBLE PAY				AGAINST	AGAINST	WITH	STOCKHOLDER

8. SPECIAL STOCKHOLDER MEETINGS				AGAINST	AGAINST	WITH	STOCKHOLDER

9. ADVISORY VOTE ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	STOCKHOLDER

10. SUCCESSION PLANNING				AGAINST	AGAINST	WITH	STOCKHOLDER

11. DERIVATIVES TRADING				AGAINST	AGAINST	WITH	STOCKHOLDER

12. RECOUP INCENTIVE COMPENSATION				AGAINST	AGAINST	WITH	STOCKHOLDER

GENERAL ELECTRIC COMPANY

Ticker:	GE	Meeting Date:	4/28/2010
CUSIP	369604103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A1-A16. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

1B. RATIFICATION OF KPMG				FOR	FOR	WITH	ISSUER

C1. CUMULATIVE VOTING				AGAINST	AGAINST	WITH	STOCKHOLDER

C2. SPECIAL SHAREOWNER MEETINGS				AGAINST	AGAINST	WITH	STOCKHOLDER

C3. INDEPENDENT BOARD CHAIRMAN				AGAINST	AGAINST	WITH	STOCKHOLDER

C4. PAY DISPARITY				AGAINST	AGAINST	WITH	STOCKHOLDER

C5. KEY BOARD COMMITTEES				AGAINST	AGAINST	WITH	STOCKHOLDER

C6. ADVISORY VOTE ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	STOCKHOLDER

SK TELECOM CO., LTD.

Ticker:	SKM	Meeting Date:	3/12/2010
CUSIP	78440P108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVE FINANCIAL STATEMENTS FOR 2009				FOR	FOR	WITH	ISSUER

2. AMENDMENT TO THE ARTICLES OF INCORPORATION				FOR	FOR	WITH	ISSUER

3. APPROVAL OF CEILING AMOUNT OF THE REMUNERATION FOR DIRECTORS				FOR	FOR	WITH	ISSUER

4A-C. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

OMNICOM GROUP INC.

Ticker:	OMC	Meeting Date:	5/25/2010
CUSIP	681919106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.1-1.12. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF INDEPENDENT ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

3. AMENDMENT TO OMNICOM GROUP INC 2007 INCENTIVE AWARD PLAN TO AUTHORIZE				FOR	FOR	WITH	ISSUER
ADDITIONAL SHARES FOR ISSUANCE

4. PROPOSAL TO APPROVE THE AMENDMENT TO BY-LAWS TO CHANGE VOTING				FOR	ABSTAIN	N/A	ISSUER
STANDARD

5. PROPOSAL REGARDING REIMBURSMENT OF EXPENSES				AGAINST	AGAINST	WITH	STOCKHOLDER

6. PROPOSAL REGARDING DEATH BENEFIT PAYMENTS				AGAINST	AGAINST	WITH	STOCKHOLDER

7. PROPOSAL REGARDING SUPERMAJORITY VOTE PROVISIONS				AGAINST	ABSTAIN	N/A	STOCKHOLDER

PROCTER & GAMBLE COMPANY

Ticker:	PG	Meeting Date:	10/13/2009
CUSIP	742718109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1a.-1m. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF INDEPENDENT ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

3. AMEND COMPANY'S CODE OF REGULATIONS				FOR	FOR	WITH	ISSUER

4. APPROVE STOCK & INCENTIVE COMPENSATION PLAN				FOR	FOR	WITH	ISSUER

5. CUMULATIVE VOTING				AGAINST	AGAINST	WITH	STOCKHOLDER

6. ADVISORY VOTE ON EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	STOCKHOLDER

AMERICAN INTERNATIONAL GROUP, INC.

Ticker:	AIG	Meeting Date:	5/12/2010
CUSIP	026874784

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1K. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. INTENTIONALLY LEFT BLANK

3. TO APPROVE A NON BINDING SHAREHOLDER RESOLUTION ON EXECUTIVE				FOR	FOR	WITH	ISSUER
COMPENSATION

4. TO APPROVE THE AIG INC STOCK INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

5. TO RATIFY THE SELECTIONS OF PWC AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

6. PROPOSAL RELATED TO CUMULATIVE VOTING				AGAINST	AGAINST	WITH	SHAREHOLDER

7. PROPOSAL RELATING TO EXECUTIVE COMPENSATION				AGAINST	AGAINST	WITH	SHAREHOLDER

8. PROPOSAL RELATING TO A SHAREHOLDER ADVISORY RESOLUTION TO RATIFY				AGAINST	AGAINST	WITH	SHAREHOLDER
AIG'S POLITICAL SPENDING PROGRAM

SANOFI AVENTIS

Ticker:	SNY	Meeting Date:	5/17/2010
CUSIP	80105N105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OFINDIVIDUAL COMPANY FINANCIAL STATEMENTS FOR YEAR				FOR	FOR	WITH	ISSUER
ENDED 12/31/2008

2. APPROVAL OF CONSOLIDATED STATEMENTS FOR THE YEAR ENDED 12/31/2008				FOR	FOR	WITH	ISSUER

3. APPROPRATION OF PROFITS				FOR	FOR	WITH	ISSUER

4. APPROVAL OF STATUTORY AUDITORS SPECIAL REPORT				FOR	FOR	WITH	ISSUER

5. RATIFICATION OF THE CO-OPTING OF A DIRECTOR				FOR	FOR	WITH	ISSUER

6. NON-REAPPOINTMENT OF A DIRECTOR- CATHERINE BRECHIGNAC				FOR	FOR	WITH	ISSUER

7.-10. REAPPOINTMENT OF DIRECTORS				FOR	FOR	WITH	ISSUER

11. AUTH TO THE BOARD OF DIRECTORS TO CARRY OUT TRANSACTIONS IN SHARES				FOR	ABSTAIN	N/A	ISSUER
ISSUED BY THE COMPANY

12. AMENDMENT TO ARTICLE 11 OF THE ARTICLES OF ASSOCIATION				FOR	ABSTAIN	N/A	ISSUER

13. POWERS FOR FORMALITIES				FOR	ABSTAIN	N/A	ISSUER

WALT DISNEY COMPANY

Ticker:	DIS	Meeting Date:	3/10/2010
CUSIP	254687106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A.-1M. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. TO RATIFY THE APPOINTMENT OF INDEPENDENT ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

3. AMENDMENT TO THE AMENDED AND RESTATED 2005 STOCK INCENTIVE PLAN				FOR	FOR	WITH	ISSUER

4. TO APPROVE RESTATED CERTIFICATE OF INCORPORATION - RELATING TO				FOR	ABSTAIN	N/A	ISSUER
INTERESTED PARTY TRANSACTIONS

5. TO APPROVE RESTATED CERTIFICATE OF INCORPORATION - RELATING TO BYLAW				FOR	FOR	WITH	ISSUER
AMENDMENTS

6. TO APPROVE RESTATED CERTIFICATE OF INCORPORATION - RELATING TO TRACKING				FOR	ABSTAIN	N/A	ISSUER
STOCK PROVISIONS

7. TO APPROVE RESTATED CERTIFICATE OF INCORPORATION - RELATING TO				FOR	ABSTAIN	N/A	ISSUER
CLASSIFIED BOARD TRANSITION PROVISIONS

8. PROPOSAL RELATING TO SHAREHOLDER ADVISORY VOTE OON EXECUTIVE				AGAINST	AGAINST	WITH	SHAREHOLDER
COMPENSATION

9. PROPOSAL REALTING TO EX-GAY NON DISCRIMINATION POLICY				AGAINST	AGAINST	WITH	SHAREHOLDER

GENERAL DYNAMICS

Ticker:	GD	Meeting Date:	5/5/2010
CUSIP	369550108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.A-1K. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF INDEPENDENT AUDITORS				FOR	FOR	WITH	ISSUE

3. PROPOSAL WITH REGARD TO WEAPONS IN SPACE				AGAINST	AGAINST	WITH	SHAREHOLDER

MASTERCARD INC.

Ticker:	MA	Meeting Date:	9/21/2010
CUSIP	57636Q104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A.-1D. AMEND AND RESTATE CERTIFICATE OF INCORPORATION				FOR	FOR	WITH	ISSUER

2. APPROVAL OF ADJOURNMENT OF ANNUAL MEETING TO SOLICIT ADDITIONAL				FOR	FOR	WITH	ISSUER
PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE EACH PROPOSAL

3. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

4. RE-APPROVAL OF THE COMPANY'S SENIOR EXECUTIVE ANNUAL INCENTIVE				FOR	FOR	WITH	ISSUER
COMPENSATION PLAN

5. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS				FOR	FOR	WITH	ISSUER
INDEPENDENT AUDITOR

MICROSOFT CORPORATION

Ticker:	MSFT	Meeting Date:	11/19/2009
CUSIP	594918104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.-9. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

10. RATIFICATION OF SELECTION OF INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

11. APPROVE AMENDMENTS TO AMENDED AND RESTATED ARTICLES OF				FOR	FOR	WITH	ISSUER
INCORPORATION

12. ADVISORY VOTE ON EXECUTIVE COMPENSATION				FOR	FOR	WITH	ISSUER

13. PROPOSAL ON ADOPTING HEALTHCARE REFORM PRINCIPLES				AGAINST	AGAINST	WITH	STOCKHOLDER

14. DISCLOSURE OF CHARITABLE CONTRIBUTIONS				AGAINST	AGAINST	WITH	STOCKHOLDER

NEWS CORPORATION

Ticker:	NWS	Meeting Date:	10/16/2009
CUSIP	65248E203

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A.-1P. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF EARNST & YOUNG LLP AS THE INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

SYSCO CORPORATION

Ticker:	SYY	Meeting Date:	11/18/2009
CUSIP	871829107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A.-1D. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. APPROVE 2009 NON-EMPLOYEE DIRECTORS STOCK PLAN				FOR	FOR	WITH	ISSUER

3. AUTH AMENDMENTS TO SYSCO'S 2007 STOCK INCENTVE PLAN				FOR	FOR	WITH	ISSUER

4. APPROVE MATERIAL TERMS OF AND THE PAYMENT OF COMPENSATION TO CERTAIN				FOR	FOR	WITH	ISSUER
EXECUTIVE OFFICERS

5. RATIFY APPOINTMENT OF EARNST& YOUNG LLP AS INDEPENDENT AUDITOR				FOR	FOR	WITH	ISSUER

6. CONSIDER AND APPROVE ADVISORY PROPOSAL RELATING TO EXECUTIVE				FOR	FOR	WITH	ISSUER
COMPENSATION PHILOSOPHY POLICIES AND PROCEDURES

7. PROPOSAL REQUESTING THAT THE BOARD OF DIRECTORS ADOPT CERTAIN				AGAINST	AGAINST	WITH	STOCKHOLDER
PRINCIPLES FOR HEALTH CARE REFORM

TELEFONICA S.A.

Ticker:	TEF	Meeting Date:	6/2/2010
CUSIP	879382208

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. EXAMINATION AND APPROVAL OF THE INDIVIDUAL ANNUAL ACCOUNTS,				FOR	FOR	WITH	ISSUER
CONSOLIDATED FINANCIAL STATEMENTS AND THE MANAGEMNET REPORT

2. COMPENSATION OF SHAREHOLDERS- DIVIDEND DISTRIBUTION				FOR	FOR	WITH	ISSUER

3. AUTH FOR ACQUISITION OF THE COMPANY'S OWN SHARES, DIRECTLY OR THROUGH				FOR	FOR	WITH	ISSUER
COMPANIES OF THE GROUP

4. DELEGATION OF POWER TO THE BOARD TO ISSUE DEBT				FOR	FOR	WITH	ISSUER

5. RE-ELECTION OF THE AUDITOR FOR FISCAL 2010				FOR	FOR	WITH	ISSUER

6. DELEGATION OF POWERS TO FORMALIZE, INTERPRET, CORRECT AND IMPLEMENT THE				FOR	FOR	WITH	ISSUER
RESOLUTIONS ADOPTED BY GENERAL SHAREHOLDERS MEETING

TYCO INTERNATIONAL LTD

Ticker:	TYC	Meeting Date:	3/10/2010
CUSIP	H89128104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO APPROVE ANNUAL REPORT				FOR	FOR	WITH	ISSUER

2. TO DISCHARGE THE BOARD OF DIRECTORS FROM LIABILITY FOR THE FINANCIAL				FOR	AGAINST	AGAINST	ISSUER
YEAR ENDED SEPT. 25, 2009

3. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

4A.-4C. RATIFICATION OF AUDITORS				FOR	FOR	WITH	ISSUER

5A.-5B. TO APPROVE ALOCATION AND OAYMETN OF FISCAL YEAR 2009 RESULTS				FOR	FOR	WITH	ISSUER
AND DIVIDEND

6. AMENDMENT TO ARTICLES OF ASSOCIATION				FOR	FOR	WITH	ISSUER

7. TO CONSIDER AND ACT ON SUCH OTHER BUSINESS AS MY PROPERLY COME BEFORE				FOR	FOR	WITH	ISSUER
THE MEETING OR ANY ADJOURNMENT THEREOF

US BANCORP

Ticker:	USB	Meeting Date:	4/20/2010
CUSIP	902973304

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A.-1M. ELECTION OF DIRECTORS				FOR	FOR	WITH	ISSUER

2. RATFICATION OF EARNST & YOUNG LLP AS INDEPENDENT AUDITOR FOR 2010				FOR	FOR	WITH	ISSUER
FISCAL YEAR

3. APPROVAL OF US BANCORP AMENDED AND RESTATED 2007 STOCK INCENTIVE				FOR	FOR	WITH	ISSUER
PLAN

4. ADVISORY NOTE TO APPROVE EXECUTIVE COMPENSATION PROGRAM				FOR	FOR	WITH	ISSUER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUND

By: /s/ Arthur Q. Johnson

       Arthur Q. Johnson, President

Date:     August 24, 2010